Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses under IFRS 9 (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 89
Interest income on impaired loans	[1],[2]	24,991	$ 21,719	$ 20,419
Amortized cost of financial assets before modification		185
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 370

[1]	Interest income on financial assets measured at amortized cost and FVOCI is calculated using the effective interest method. Includes interest income of $27,854 for the year ended October 31, 2018 from these financial assets.
[2]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4)